SCHEDULE OF BASIC AND DILUTED LOSS PER SHARE (Details) - $ / shares shares in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Earnings (Loss) per share
Weighted-average numbers of Common Shares - basic	218,996	196,668	216,262	188,864
RSUs
Options
Weighted-average numbers of Common Shares - diluted	218,996	196,668	216,262	188,864
Basic loss per share	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.11)
Diluted loss per share	$ (0.00)	$ (0.01)	$ (0.02)	$ (0.11)